Share Capital, Warrants and Options - Schedule of Number and Weighted Average Exercise Prices of Share Options (Details) - Stock Option Plan [Member]	3 Months Ended		12 Months Ended
	Mar. 31, 2021 Option $ / shares	Mar. 31, 2020 Option	Dec. 31, 2020 Option $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued	3,185,000	6,650,000
Post-consolidation Basis [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of the period	7,978,725	2,130,550	2,130,550
Issued	3,185,000		7,850,000
Cancelled / expired	(603,100)		(2,001,825)
Outstanding, end of the period	10,560,625		7,978,725
Weighted Average Exercise Price, Outstanding at beginning of the period | $ / shares	$ 0.17		$ 1.51
Weighted Average Exercise Price, Issued | $ / shares	0.32		0.15
Weighted Average Exercise Price, Cancelled / expired | $ / shares	0.33		1.51
Weighted Average Exercise Price, Outstanding at end of the period | $ / shares	$ 0.21		$ 0.17